Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33060
Entity Registrant Name	DANAOS CORPORATION
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	c/o Danaos Shipping Co. Ltd, Athens Branch
Entity Address, Address Line Two	14 Akti Kondyli
Entity Address, Postal Zip Code	185 45
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	DAC
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	18,264,294
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001369241
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	1163
Auditor Name	Deloitte Certified Public Accountants S.A.
Auditor Location	Athens, Greece
Business Contact
Document and Entity Information
Contact Personnel Name	Evangelos Chatzis
Entity Address, Address Line One	c/o Danaos Shipping Co. Ltd, Athens Branch
Entity Address, Address Line Two	14 Akti Kondyli
Entity Address, Postal Zip Code	185 45
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
City Area Code	+30 210
Local Phone Number	419 6480
Contact Personnel Fax Number	30 210 419 6489